Note 3 - Regulated Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended				6 Months Ended	8 Months Ended	4 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Regulatory Income Tax Liability [Member]	Dec. 31, 2013 Benchmark [Member] Nicor Gas [Member]	Dec. 31, 2013 Through December 2014 [Member] Integrated Vintage Plastic Replacement Program [Member] Atlanta Gas Light [Member]	Dec. 31, 2013 January 2015 [Member] Integrated Vintage Plastic Replacement Program [Member] Atlanta Gas Light [Member]	Dec. 31, 2013 January 2016 [Member] Integrated Vintage Plastic Replacement Program [Member] Atlanta Gas Light [Member]	Dec. 31, 2012 Maximum per Year [Member] SAVE Program[Member] Virginia Natural Gas [Member]	Dec. 31, 2013 Integrated Vintage Plastic Replacement Program [Member] Atlanta Gas Light [Member]	Dec. 31, 2013 Enhanced Infrastructure Program [Member] Elizabethtown Gas [Member]	Jul. 31, 2012 Enhanced Infrastructure Program [Member] Elizabethtown Gas [Member]	May 31, 2011 Enhanced Infrastructure Program [Member] Elizabethtown Gas [Member]	Dec. 31, 2013 Natural Gas Distribution Utility Reinforcement Effort [Member] Elizabethtown Gas [Member]	Dec. 31, 2012 SAVE Program[Member] Virginia Natural Gas [Member]	Dec. 31, 2013 CARE Plan [Member] Virginia Natural Gas [Member]	Dec. 31, 2013 Second Energy Efficiency Plan [Member] Nicor Gas [Member]	Dec. 31, 2013 Recoverable Pension And Other Retirement Benefit Costs [Member] Nicor Gas [Member]	Dec. 31, 2013 Recoverable Pension And Other Retirement Benefit Costs [Member]	Dec. 31, 2012 Recoverable Pension And Other Retirement Benefit Costs [Member]	Dec. 31, 2013 Recoverable ERC Assets [Member]	Dec. 31, 2012 Recoverable ERC Assets [Member]	Dec. 31, 2011 Recoverable ERC Assets [Member]	Dec. 31, 2013 Seasonal Rates [Member] Atlanta Gas Light [Member]	Dec. 31, 2013 Nicor Gas [Member]	Dec. 31, 2013 Atlanta Gas Light [Member]	Dec. 31, 2012 Atlanta Gas Light [Member]	Dec. 31, 2011 Atlanta Gas Light [Member]	Dec. 31, 2012 Maximum [Member] SAVE Program[Member] Virginia Natural Gas [Member]	Dec. 31, 2013 Maximum [Member] Recoverable Pension And Other Retirement Benefit Costs [Member]	Dec. 31, 2013 Minimum [Member] Recoverable Pension And Other Retirement Benefit Costs [Member]
Note 3 - Regulated Operations (Details) [Line Items]
Costs Recovery Period																		11 years						1 year						21 years	2 years
Regulatory Assets, Current	$ 162	$ 145																	$ 9	$ 19	$ 45					$ 48
Increase (Decrease) in Other Regulatory Assets	(2)	(37)	3																		24	13	5
Number of Sites with Cleanup Responsibility	26																								23
Provision for Doubtful Accounts	21	23	31		63
Regulatory Assets, Noncurrent	737	944																	99	196						87
Recovered Pipeline Replacement Revenue																										49	51	48
Approved Infrastructure Replacement Program									25	275		115	40			2													105
Infrastructure Replacement Program Rider (in Dollars per Item)						0.48	0.96	1.45
Fair Value Inputs, Discount Rate											6.65%
Filed Infrastructure Replacement Program														15
Program Duration Period															5 years	3 years	3 years
Regulatory Noncurrent Liability, Amortization Period				30
Filed Program																	$ 93